Distribution Date:	06/17/22	WFRBS Commercial Mortgage Trust 2013-C15
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-16	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 2)	17-19		Brian Hanson		bhanson@cwcapital.com
Principal Prepayment Detail	20		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Historical Detail	21	Trust Advisor	Trimont Real Estate Advisors, LLC
			Trust Advisor		Trustadvisor@trimontrea.com
Delinquency Loan Detail	22
			3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Collateral Stratification and Historical Detail	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	24		Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27	Trustee	U.S. Bank National Association
Historical Bond / Collateral Loss Reconciliation Detail	28		General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	29		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938CAA5	1.264000%	60,151,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938CAB3	2.900000%	48,146,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938CAC1	3.881000%	260,000,000.00	82,055,293.46	0.00	265,380.49	0.00	0.00	265,380.49	82,055,293.46	43.37%	30.00%
A-4	92938CAD9	4.153000%	301,785,000.00	301,785,000.00	0.00	1,044,427.59	0.00	0.00	1,044,427.59	301,785,000.00	43.37%	30.00%
A-SB	92938CAE7	3.720000%	104,819,000.00	20,044,254.69	1,363,758.07	62,137.19	0.00	0.00	1,425,895.26	18,680,496.62	43.37%	30.00%
A-S	92938CAF4	4.358000%	80,257,000.00	80,257,000.00	0.00	291,466.67	0.00	0.00	291,466.67	80,257,000.00	32.08%	22.75%
B	92938CAH0	4.669867%	74,723,000.00	74,723,000.00	0.00	290,788.72	0.00	0.00	290,788.72	74,723,000.00	21.57%	16.00%
C	92938CAJ6	4.669867%	42,896,000.00	42,896,000.00	0.00	166,932.18	0.00	0.00	166,932.18	42,896,000.00	15.53%	12.13%
D	92938CAL1	4.669867%	62,269,000.00	62,269,000.00	0.00	242,323.29	0.00	0.00	242,323.29	62,269,000.00	6.77%	6.50%
E	92938CAN7	4.669867%	22,140,000.00	22,140,000.00	0.00	9,569.75	0.00	0.00	9,569.75	22,140,000.00	3.66%	4.50%
F	92938CAQ0	4.669867%	11,070,000.00	11,070,000.00	0.00	0.00	0.00	0.00	0.00	11,070,000.00	2.10%	3.50%
G	92938CAS6	4.669867%	38,745,430.00	14,912,712.62	0.00	0.00	0.00	0.00	0.00	14,912,712.62	0.00%	0.00%
R	92938CAV9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92938CAU1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,001,432.00	712,152,260.77	1,363,758.07	2,373,025.88	0.00	0.00	3,736,783.95	710,788,502.70

X-A	92938CAG2	0.546911%	855,158,000.00	484,141,548.15	0.00	220,651.89	0.00	0.00	220,651.89	482,777,790.08
Notional SubTotal			855,158,000.00	484,141,548.15	0.00	220,651.89	0.00	0.00	220,651.89	482,777,790.08

Deal Distribution Total					1,363,758.07	2,593,677.77	0.00	0.00	3,957,435.84

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938CAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938CAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938CAC1	315.59728254	0.00000000	1.02069419	0.00000000	0.00000000	0.00000000	0.00000000	1.02069419	315.59728254
A-4	92938CAD9	1,000.00000000	0.00000000	3.46083334	0.00000000	0.00000000	0.00000000	0.00000000	3.46083334	1,000.00000000
A-SB	92938CAE7	191.22730316	13.01059989	0.59280464	0.00000000	0.00000000	0.00000000	0.00000000	13.60340454	178.21670327
A-S	92938CAF4	1,000.00000000	0.00000000	3.63166665	0.00000000	0.00000000	0.00000000	0.00000000	3.63166665	1,000.00000000
B	92938CAH0	1,000.00000000	0.00000000	3.89155575	0.00000000	0.00000000	0.00000000	0.00000000	3.89155575	1,000.00000000
C	92938CAJ6	1,000.00000000	0.00000000	3.89155586	0.00000000	0.00000000	0.00000000	0.00000000	3.89155586	1,000.00000000
D	92938CAL1	1,000.00000000	0.00000000	3.89155583	0.00000000	0.00000000	0.00000000	0.00000000	3.89155583	1,000.00000000
E	92938CAN7	1,000.00000000	0.00000000	0.43223803	3.45931752	40.80472900	0.00000000	0.00000000	0.43223803	1,000.00000000
F	92938CAQ0	1,000.00000000	0.00000000	0.00000000	3.89155556	68.31652575	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92938CAS6	384.88958879	0.00000000	0.00000000	1.49781923	86.91387165	0.00000000	0.00000000	0.00000000	384.88958879
R	92938CAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92938CAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938CAG2	566.14280420	0.00000000	0.25802470	0.00000000	0.00000000	0.00000000	0.00000000	0.25802470	564.54806022

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/22 - 05/30/22	30	0.00	265,380.49	0.00	265,380.49	0.00	0.00	0.00	265,380.49	0.00
A-4	05/01/22 - 05/30/22	30	0.00	1,044,427.59	0.00	1,044,427.59	0.00	0.00	0.00	1,044,427.59	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	62,137.19	0.00	62,137.19	0.00	0.00	0.00	62,137.19	0.00
X-A	05/01/22 - 05/30/22	30	0.00	220,651.89	0.00	220,651.89	0.00	0.00	0.00	220,651.89	0.00
A-S	05/01/22 - 05/30/22	30	0.00	291,466.67	0.00	291,466.67	0.00	0.00	0.00	291,466.67	0.00
B	05/01/22 - 05/30/22	30	0.00	290,788.72	0.00	290,788.72	0.00	0.00	0.00	290,788.72	0.00
C	05/01/22 - 05/30/22	30	0.00	166,932.18	0.00	166,932.18	0.00	0.00	0.00	166,932.18	0.00
D	05/01/22 - 05/30/22	30	0.00	242,323.29	0.00	242,323.29	0.00	0.00	0.00	242,323.29	0.00
E	05/01/22 - 05/30/22	30	826,827.41	86,159.04	0.00	86,159.04	76,589.29	0.00	0.00	9,569.75	903,416.70
F	05/01/22 - 05/30/22	30	713,184.42	43,079.52	0.00	43,079.52	43,079.52	0.00	0.00	0.00	756,263.94
G	05/01/22 - 05/30/22	30	3,309,481.68	58,033.65	0.00	58,033.65	58,033.65	0.00	0.00	0.00	3,367,515.33
Totals			4,849,493.51	2,771,380.23	0.00	2,771,380.23	177,702.46	0.00	0.00	2,593,677.77	5,027,195.97

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938CAF4	4.358000%	80,257,000.00	80,257,000.00	0.00	291,466.67	0.00	0.00	291,466.67	80,257,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92938CAH0	4.669867%	74,723,000.00	74,723,000.00	0.00	290,788.72	0.00	0.00	290,788.72	74,723,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92938CAJ6	4.669867%	42,896,000.00	42,896,000.00	0.00	166,932.18	0.00	0.00	166,932.18	42,896,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			197,876,000.03	197,876,000.00	0.00	749,187.57	0.00	0.00	749,187.57	197,876,000.00

Exchangeable Certificate Details
PEX	92938CAK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
										0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,957,435.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,793,050.84	Master Servicing Fee	17,615.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,238.33
Interest Adjustments	0.00	Trustee Fee	275.96
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.62
ARD Interest	0.00	Trust Advisor Fee	1,233.97
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,793,050.84	Total Fees	21,670.60

Principal		Expenses/Reimbursements
Scheduled Principal	1,363,758.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	160,847.85
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,854.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,363,758.07	Total Expenses/Reimbursements	177,702.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,593,677.77
Excess Liquidation Proceeds	0.00	Principal Distribution	1,363,758.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,957,435.84
Total Funds Collected	4,156,808.91	Total Funds Distributed	4,156,808.91

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	712,152,260.77	712,152,260.77	Beginning Certificate Balance	712,152,260.77
(-) Scheduled Principal Collections	1,363,758.07	1,363,758.07	(-) Principal Distributions	1,363,758.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	710,788,502.70	710,788,502.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	712,990,397.60	712,990,397.60	Ending Certificate Balance	710,788,502.70
Ending Actual Collateral Balance	711,744,595.83	711,744,595.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	194,577,879.85	27.37%	14	4.8445	NAP	Defeased	22	194,577,879.85	27.37%	14	4.8445	NAP
2,000,000 or less	9	11,650,015.45	1.64%	12	4.2180	2.015948	1.30 or less	10	137,023,191.76	19.28%	13	4.6080	0.711110
2,000,001 to 3,000,000	1	2,029,830.87	0.29%	13	3.6600	1.720000	1.31 to 1.40	3	84,842,875.16	11.94%	12	3.8765	1.380632
3,000,001 to 4,000,000	4	14,068,973.66	1.98%	12	3.9435	1.778819	1.41 to 1.50	4	21,604,134.31	3.04%	13	4.5687	1.461879
4,000,001 to 5,000,000	4	17,321,095.42	2.44%	28	5.0515	1.352980	1.51 to 1.60	3	24,553,776.09	3.45%	13	4.4700	1.556539
5,000,001 to 6,000,000	1	5,441,443.97	0.77%	13	5.3100	1.876100	1.61 to 1.70	2	7,727,351.57	1.09%	45	4.9274	1.650826
6,000,001 to 7,000,000	5	32,469,991.23	4.57%	12	4.6159	1.437243	1.71 to 1.80	4	28,831,175.06	4.06%	13	4.6052	1.747351
7,000,001 to 8,000,000	2	15,672,780.90	2.20%	13	5.1676	2.777556	1.81 to 1.90	1	5,441,443.97	0.77%	13	5.3100	1.876100
8,000,001 to 9,000,000	1	8,009,575.82	1.13%	13	4.9900	0.295900	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,394,208.29	1.32%	13	4.7000	1.468900	2.01 to 2.25	1	6,700,615.63	0.94%	12	4.7300	2.232500
10,000,001 to 15,000,000	4	46,871,567.70	6.59%	13	4.6599	1.167305	2.26 to 2.50	2	46,254,594.33	6.51%	13	4.5661	2.373131
15,000,001 to 20,000,000	1	17,518,550.54	2.46%	12	4.5960	1.747500	2.51 to 3.50	6	12,816,618.67	1.80%	12	4.4436	2.923707
20,000,001 to 30,000,000	2	42,935,264.77	6.04%	13	4.8827	2.150857	3.51 or Greater	3	140,414,846.30	19.75%	14	4.4598	3.744610
30,000,001 to 50,000,000	1	34,175,901.98	4.81%	13	4.6000	2.368300	Totals	61	710,788,502.70	100.00%	14	4.5544	1.920493
50,000,001 to 90,000,000	2	148,651,422.25	20.91%	12	4.0750	1.199891
90,000,001 or greater	1	110,000,000.00	15.48%	14	4.3600	3.788400
Totals	61	710,788,502.70	100.00%	14	4.5544	1.920493
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	194,577,879.85	27.37%	14	4.8445	NAP
							Defeased	25	194,577,879.85	27.37%	14	4.8445	NAP
California	6	44,391,672.53	6.25%	14	4.8222	1.281020
							Lodging	5	54,141,045.55	7.62%	13	5.2245	0.785266
Colorado	2	6,372,451.65	0.90%	12	4.7208	2.529678
							Mixed Use	2	18,779,307.98	2.64%	13	4.5628	2.331744
Florida	4	17,047,083.44	2.40%	13	5.1824	2.670497
							Mobile Home Park	3	14,144,045.57	1.99%	13	4.7604	1.632987
Georgia	4	113,162,002.61	15.92%	14	4.3667	3.748719
							Multi-Family	13	34,048,554.26	4.79%	12	3.8738	1.513171
Michigan	2	12,077,216.43	1.70%	34	4.9833	0.750887
							Office	1	6,102,130.61	0.86%	12	4.5500	1.342400
Mississippi	2	1,712,786.06	0.24%	13	4.6000	2.368300
							Retail	11	308,394,424.71	43.39%	14	4.2997	2.164962
New York	15	58,267,720.43	8.20%	12	4.1894	1.666344
							Self Storage	40	80,601,114.17	11.34%	13	4.6279	2.592309
North Carolina	5	102,958,340.68	14.49%	12	4.1517	1.309294
							Totals	100	710,788,502.70	100.00%	14	4.5544	1.920493
Ohio	1	4,295,700.37	0.60%	14	5.1900	(0.339100)

Oklahoma	3	8,595,525.37	1.21%	13	4.6000	2.368300

Oregon	10	17,747,774.69	2.50%	13	4.6500	3.516600

Pennsylvania	1	6,786,366.36	0.95%	13	5.6800	1.230700

Tennessee	1	5,441,443.97	0.77%	13	5.3100	1.876100

Texas	12	15,313,760.09	2.15%	13	4.5801	1.959506

Virginia	1	11,621,889.50	1.64%	13	4.6900	1.521000

Washington	6	90,418,888.67	12.72%	13	4.3337	1.221162

Totals	100	710,788,502.70	100.00%	14	4.5544	1.920493

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	194,577,879.85	27.37%	14	4.8445	NAP	Defeased	22	194,577,879.85	27.37%	14	4.8445	NAP
	3.750% or less	5	13,289,102.63	1.87%	12	3.6235	1.786656	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	5	85,569,913.65	12.04%	12	3.8483	1.381975	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	8,386,343.70	1.18%	13	4.0759	1.023832	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	208,691,449.97	29.36%	14	4.3479	2.595624	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	108,984,091.00	15.33%	13	4.6343	2.274621	49 months or greater	39	516,210,622.85	72.63%	13	4.4450	2.025759
	4.751% to 5.000%	6	23,186,657.35	3.26%	24	4.9084	1.572802	Totals	61	710,788,502.70	100.00%	14	4.5544	1.920493
	5.001% to 5.250%	4	43,578,008.06	6.13%	14	5.1420	0.328072
	5.251% to 5.500%	3	17,738,690.13	2.50%	13	5.3025	2.617724
	5.501% to 5.750%	1	6,786,366.36	0.95%	13	5.6800	1.230700
	5.751% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	710,788,502.70	100.00%	14	4.5544	1.920493
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	190,510,239.24	26.80%	13	4.8418	NAP	Defeased	21	190,510,239.24	26.80%	13	4.8418	NAP
	60 months or less	38	512,142,982.24	72.05%	13	4.4408	2.028769	Interest Only	2	113,450,000.00	15.96%	14	4.3381	3.771115
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
85 months to120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	9	99,655,093.93	14.02%	13	4.8837	2.061335
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	23	288,040,858.05	40.52%	13	4.3446	1.364195
	Totals	59	702,653,221.48	98.86%	13	4.5496	1.916523	300 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or Greater	4	10,997,030.26	1.55%	12	4.0089	1.165819
								Totals	59	702,653,221.48	98.86%	13	4.5496	1.916523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	194,577,879.85	27.37%	14	4.8445	NAP	Defeased	1	4,067,640.61	0.57%	74	4.9700	NAP
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	461,085,680.32	64.87%	13	4.4809	2.075523	61 months to 84 months	1	4,067,640.61	0.57%	74	4.9700	1.646800
	13 months to 24 months	12	46,946,525.86	6.60%	18	4.0719	1.517437	85 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	8,178,416.67	1.15%	12	4.5620	2.138087	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	710,788,502.70	100.00%	14	4.5544	1.920493	Totals	2	8,135,281.22	1.14%	74	4.9700	2.263400
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310920478	RT	Augusta	GA	Actual/360	4.360%	412,988.89	0.00	0.00	N/A	08/01/23	--	110,000,000.00	110,000,000.00	06/01/22
3	440000253	LO	Napa	CA	Actual/360	5.129%	346,420.12	154,734.35	0.00	N/A	08/01/23	--	78,435,238.03	78,280,503.68	06/01/22
4	440000254	RT	Pineville	NC	Actual/360	3.839%	248,804.33	149,148.89	0.00	N/A	06/01/23	--	75,262,843.32	75,113,694.43	06/01/22
5	440000246	RT	Silverdale	WA	Actual/360	4.316%	273,714.19	109,548.02	0.00	N/A	07/01/23	--	73,647,275.84	73,537,727.82	12/01/21
6	310919950	SS	Various	Various	Actual/360	4.600%	135,751.08	95,057.63	0.00	N/A	07/01/23	--	34,270,959.61	34,175,901.98	06/01/22
7	440000245	OF	Reston	VA	Actual/360	3.700%	111,098.32	74,994.09	0.00	N/A	04/01/23	--	34,869,568.13	34,794,574.04	06/01/22
8	310919951	SS	Various	Various	Actual/360	4.650%	90,531.74	62,325.13	0.00	N/A	07/01/23	--	22,609,383.14	22,547,058.01	06/01/22
9	310919904	LO	Charlotte	NC	Actual/360	5.140%	90,419.63	40,478.84	0.00	N/A	07/01/23	--	20,428,685.60	20,388,206.76	06/01/22
10	440000241	SS	Staten Island	NY	Actual/360	4.596%	69,483.46	38,121.66	0.00	N/A	06/01/23	--	17,556,672.20	17,518,550.54	06/01/22
14	310919289	LO	Santa Clara	CA	Actual/360	5.210%	49,902.41	33,960.66	0.00	N/A	08/01/23	--	11,123,068.98	11,089,108.32	06/01/22
15	300620015	RT	Leesburg	VA	Actual/360	4.690%	47,036.30	24,763.62	0.00	N/A	07/01/23	--	11,646,653.12	11,621,889.50	06/01/22
17	440000255	MU	Coronado	CA	Actual/360	4.470%	46,564.37	18,568.29	0.00	N/A	08/01/23	--	12,097,260.64	12,078,692.35	06/01/22
18	440000247	RT	Silverdale	WA	Actual/360	4.316%	44,969.86	17,998.19	0.00	N/A	07/01/23	--	12,099,875.72	12,081,877.53	06/01/22
21	310919604	MH	Vallejo	CA	Actual/360	4.700%	38,101.34	19,986.09	0.00	N/A	07/01/23	--	9,414,194.38	9,394,208.29	06/01/22
22	440000249	MF	Indianapolis	IN	Actual/360	4.598%	36,499.11	19,878.62	0.00	N/A	05/01/23	--	9,218,369.51	9,198,490.89	06/01/22
24	300620024	LO	Southfield	MI	Actual/360	4.990%	34,525.57	25,335.21	0.00	N/A	07/01/23	--	8,034,911.03	8,009,575.82	06/01/22
25	300620025	LO	Jacksonville Beach	FL	Actual/360	5.310%	36,086.09	24,193.19	0.00	N/A	06/01/23	--	7,891,981.48	7,867,788.29	06/01/22
28	310919256	RT	Whittier	CA	Actual/360	5.024%	33,834.00	15,688.62	0.00	N/A	08/01/23	--	7,820,681.23	7,804,992.61	06/01/22
29	300620029	MH	Bryan	TX	Actual/360	5.670%	26,502.14	9,798.78	0.00	N/A	08/05/23	--	5,427,986.02	5,418,187.24	06/05/22
30	300620030	MH	Bryan	TX	Actual/360	5.670%	6,124.00	2,264.26	0.00	N/A	08/05/23	--	1,254,275.72	1,252,011.46	06/05/22
31	300620031	MH	Bryan	TX	Actual/360	5.670%	5,384.90	1,990.98	0.00	N/A	08/05/23	--	1,102,898.08	1,100,907.10	06/05/22
32	540919681	RT	Highlands Ranch	CO	Actual/360	5.110%	24,369.57	37,666.81	0.00	N/A	08/01/23	--	5,538,188.41	5,500,521.60	06/01/22
33	300620033	LO	Harrisburg	PA	Actual/360	5.680%	33,289.84	19,825.23	0.00	N/A	07/05/23	--	6,806,191.59	6,786,366.36	06/05/22
34	860919276	OF	Henderson	NV	Actual/360	5.060%	31,144.52	14,257.02	0.00	N/A	08/01/23	--	7,147,792.80	7,133,535.78	06/01/22
35	416000101	RT	Slidell	LA	Actual/360	5.200%	31,776.39	13,841.00	0.00	N/A	08/01/23	--	7,096,465.16	7,082,624.16	06/01/22
38	810919045	RT	Farmington Hills	MI	Actual/360	4.970%	17,603.25	45,535.29	0.00	N/A	08/01/28	--	4,113,175.90	4,067,640.61	05/01/22
39	810919053	RT	Livonia	MI	Actual/360	4.970%	17,603.25	45,535.29	0.00	N/A	08/01/28	--	4,113,175.90	4,067,640.61	06/01/22
40	416000096	MU	Brooklyn	NY	Actual/360	4.730%	27,350.16	14,285.24	0.00	N/A	06/01/23	--	6,714,900.87	6,700,615.63	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	470086360	MF	Hempstead	NY	Actual/360	4.070%	23,661.74	8,010.95	0.00	N/A	07/01/23	--	6,751,388.04	6,743,377.09	06/01/22
42	470085610	MF	Yonkers	NY	Actual/360	3.980%	21,084.74	14,634.98	0.00	N/A	06/01/23	--	6,152,136.52	6,137,501.54	06/01/22
43	300620043	OF	Dallas	TX	Actual/360	4.550%	23,960.88	13,371.75	0.00	N/A	06/01/23	--	6,115,502.36	6,102,130.61	06/01/22
44	300620044	RT	Austin	TX	Actual/360	5.530%	26,646.84	16,464.79	0.00	N/A	08/01/23	--	5,595,790.54	5,579,325.75	06/01/22
46	300620046	OF	Henderson	NV	Actual/360	5.540%	24,795.66	15,275.45	0.00	N/A	08/01/23	--	5,197,645.93	5,182,370.48	06/01/22
47	440000252	RT	Lenoir City	TN	Actual/360	5.310%	24,929.07	10,511.20	0.00	N/A	07/01/23	--	5,451,955.17	5,441,443.97	06/01/22
48	300620048	MF	El Paso	TX	Actual/360	4.730%	21,245.05	11,022.39	0.00	N/A	07/01/23	--	5,215,999.09	5,204,976.70	06/01/22
49	300620049	MH	Apopka	FL	Actual/360	4.880%	15,428.17	11,719.96	0.00	N/A	07/01/23	--	3,671,430.92	3,659,710.96	06/01/22
50	300620050	MH	Arcadia	FL	Actual/360	4.880%	4,595.62	3,491.06	0.00	N/A	07/01/23	--	1,093,617.38	1,090,126.32	06/01/22
51	440000244	RT	Wheaton	IL	Actual/360	4.479%	18,519.56	10,543.14	0.00	N/A	07/01/23	04/01/23	4,801,648.84	4,791,105.70	06/01/22
52	416000099	RT	Stuart	FL	Actual/360	5.280%	20,200.45	13,456.61	0.00	N/A	08/01/23	--	4,442,914.48	4,429,457.87	06/01/22
53	300620053	SS	Aurora	CO	Actual/360	4.770%	18,639.39	9,594.70	0.00	N/A	06/01/23	--	4,537,891.27	4,528,296.57	06/01/22
55	310918724	RT	North Olmsted	OH	Actual/360	5.190%	19,235.78	8,408.28	0.00	N/A	08/01/23	--	4,304,108.65	4,295,700.37	09/01/19
58	300620058	SS	Deer Park	NY	Actual/360	5.580%	19,661.98	7,546.90	0.00	N/A	07/01/23	--	4,091,983.07	4,084,436.17	06/01/22
60	300620060	MF	Louisville	KY	Actual/360	4.250%	14,314.47	8,944.45	0.00	N/A	06/05/23	--	3,911,355.40	3,902,410.95	06/05/22
61	470085440	MF	Kew Gardens	NY	Actual/360	3.520%	11,021.99	9,235.29	0.00	N/A	06/01/23	--	3,636,285.41	3,627,050.12	06/01/22
62	470085550	MF	White Plains	NY	Actual/360	3.690%	10,614.27	8,234.15	0.00	N/A	07/01/23	--	3,340,446.73	3,332,212.58	06/01/22
64	300620064	RT	Rogers	AR	Actual/360	4.300%	11,071.37	6,744.00	0.00	N/A	07/01/23	--	2,990,016.83	2,983,272.83	06/01/22
66	470084920	MF	New York	NY	Actual/360	3.640%	10,813.83	0.00	0.00	N/A	06/01/23	--	3,450,000.00	3,450,000.00	06/01/22
68	300620068	MH	Various	TX	Actual/360	4.850%	9,777.84	7,498.68	0.00	N/A	07/05/23	--	2,341,218.06	2,333,719.38	06/05/22
71	470086100	MF	New York	NY	Actual/360	3.660%	6,413.23	5,037.36	0.00	N/A	07/01/23	--	2,034,868.23	2,029,830.87	06/01/22
72	300620072	MH	Mooresville	IN	Actual/360	4.880%	8,521.61	4,186.67	0.00	N/A	07/01/23	--	2,027,882.79	2,023,696.12	06/01/22
73	300620073	SS	Carson	CA	Actual/360	4.830%	7,632.59	3,818.35	0.00	N/A	07/01/23	--	1,835,125.42	1,831,307.07	06/01/22
75	300620075	MH	Sheridan	WY	Actual/360	5.780%	8,016.72	4,601.69	0.00	N/A	08/01/23	--	1,610,681.09	1,606,079.40	06/01/22
76	470086270	MF	Bronx	NY	Actual/360	3.800%	5,840.82	2,270.91	0.00	N/A	06/01/23	--	1,784,970.77	1,782,699.86	06/01/22
77	470085960	MF	New York	NY	Actual/360	4.100%	5,814.18	3,849.79	0.00	N/A	06/01/23	--	1,646,816.40	1,642,966.61	06/01/22
78	300620078	SS	Frankfort	IL	Actual/360	5.270%	7,656.53	3,273.97	0.00	N/A	07/05/23	--	1,687,181.92	1,683,907.95	06/05/22
79	470085040	MF	Bronxville	NY	Actual/360	3.800%	4,841.88	1,890.86	0.00	N/A	05/01/23	--	1,479,691.90	1,477,801.04	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
80	416000098	MF	Leesburg	FL	Actual/360	5.520%	6,541.28	2,563.43	0.00	N/A	07/01/23	--	1,376,145.29	1,373,581.86	06/01/22
83	470085870	MF	New York	NY	Actual/360	3.890%	3,553.34	2,570.90	0.00	N/A	05/01/23	--	1,060,787.68	1,058,216.78	06/01/22
84	470086380	MF	Elmhurst	NY	Actual/360	4.740%	3,778.36	1,953.13	0.00	N/A	07/01/23	--	925,689.57	923,736.44	06/01/22
85	470086250	MF	New York	NY	Actual/360	4.280%	3,664.47	1,126.25	0.00	N/A	06/01/23	--	994,278.52	993,152.27	06/01/22
86	470085910	MF	Brooklyn	NY	Actual/360	3.650%	2,678.30	2,125.03	0.00	N/A	06/01/23	--	852,134.09	850,009.06	06/01/22
Totals							2,793,050.84	1,363,758.07	0.00				712,152,260.77	710,788,502.70
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,008,078.00	4,731,083.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	13,354,708.92	3,628,568.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	3,620,352.44	01/01/21	09/30/21	01/11/20	40,722,186.51	2,215,628.56	230,805.36	1,992,618.81	237,805.98	0.00
6	6,767,741.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	6,118,190.46	1,633,745.71	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	1,446,365.60	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,344,000.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(1,009,760.21)	(250,740.74)	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,343,950.00	1,036,098.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,225,243.56	481,727.39	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,344,856.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	259,178.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	416,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,847,770.49	3,011,392.59	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,115,280.83	832,079.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	895,920.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,440,543.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,169,195.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	420,566.00	351,143.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
42	601,939.00	627,209.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	824,325.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	855,469.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	574,645.14	137,719.79	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	145,482.95	73,862.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	578,708.72	502,814.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	898,984.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	(112,505.86)	0.00	--	--	09/11/20	2,370,554.21	308,631.23	17,001.17	601,147.25	116,763.48	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	394,870.00	324,966.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	204,730.00	203,055.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	1,172,618.00	411,602.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	371,863.00	235,805.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	447,530.98	121,072.12	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	197,056.00	81,305.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
77	454,969.00	167,778.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	98,658.00	137,926.00	03/01/19	02/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	88,220.00	82,056.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
84	48,066.00	181,026.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	126,076.00	149,827.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
86	98,878.00	87,126.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	64,873,008.52	24,306,142.24				43,092,740.72	2,524,259.79	247,806.53	2,593,766.06	354,569.46	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	2	77,833,428.19	0	0.00	2	77,833,428.19	0	0.00	0	0.00	0	0.00	4.554364%	4.491655%	14
05/17/22	0	0.00	0	0.00	2	77,951,384.49	0	0.00	3	77,951,384.49	0	0.00	0	0.00	3	17,851,990.48	4.554564%	4.496021%	15
04/18/22	0	0.00	0	0.00	2	78,078,327.67	0	0.00	3	86,709,980.24	0	0.00	0	0.00	0	0.00	4.539938%	4.479852%	15
03/17/22	0	0.00	1	73,873,934.74	1	4,321,429.43	0	0.00	3	86,846,032.43	0	0.00	0	0.00	0	0.00	4.540137%	4.480056%	16
02/17/22	1	74,008,757.77	0	0.00	1	4,331,588.31	0	0.00	3	87,013,119.26	0	0.00	0	0.00	1	1,310,763.32	4.540368%	4.480290%	17
01/18/22	0	0.00	0	0.00	2	78,456,398.58	0	0.00	3	87,148,032.59	0	0.00	0	0.00	0	0.00	4.539072%	4.479105%	18
12/17/21	0	0.00	0	0.00	2	78,572,015.21	0	0.00	2	13,058,472.64	0	0.00	0	0.00	0	0.00	4.539264%	4.479301%	19
11/18/21	0	0.00	0	0.00	2	78,696,702.44	0	0.00	2	13,087,052.96	0	0.00	0	0.00	1	1,067,503.08	4.539465%	4.479506%	20
10/18/21	0	0.00	0	0.00	2	78,811,416.56	0	0.00	2	13,113,833.71	0	0.00	0	0.00	1	3,005,103.91	4.538218%	4.478350%	21
09/17/21	0	0.00	0	0.00	2	78,935,233.59	0	0.00	2	13,142,201.03	0	0.00	0	0.00	0	0.00	4.535932%	4.476308%	22
08/17/21	0	0.00	0	0.00	2	79,049,051.90	0	0.00	2	13,168,762.57	0	0.00	0	0.00	2	7,647,538.82	4.536112%	4.476493%	23
07/16/21	0	0.00	0	0.00	2	79,162,442.74	0	0.00	2	13,195,218.57	0	0.00	0	0.00	0	0.00	4.532203%	4.472755%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	440000246	12/01/21	5	6	230,805.36	1,992,618.81	366,906.76	74,223,966.38	05/11/20	7			12/17/21
38	810919045	05/01/22	0	B	0.00	0.00	0.00	4,067,640.61
55	310918724	09/01/19	32	6	17,001.17	601,147.25	415,655.76	4,565,554.92	12/12/18	7			01/06/20
Totals					247,806.53	2,593,766.06	782,562.52	82,857,161.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		191,537,055	191,537,055	0		0
13 - 24 Months		511,116,167	433,282,738	0		77,833,428
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		8,135,281	8,135,281	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	710,788,503	632,955,075	0	0	0	77,833,428
May-22	712,152,261	634,200,876	0	0	0	77,951,384
Apr-22	734,955,112	648,245,132	0	0	0	86,709,980
Mar-22	736,340,219	649,494,186	0	0	0	86,846,032
Feb-22	737,956,409	650,943,290	0	0	0	87,013,119
Jan-22	740,643,499	653,495,466	0	0	0	87,148,033
Dec-21	742,014,344	654,731,905	0	0	74,223,966	13,058,473
Nov-21	743,459,272	656,032,366	0	0	74,339,853	13,087,053
Oct-21	745,889,013	658,328,749	0	0	74,446,431	13,113,834
Sep-21	750,338,120	662,634,399	0	0	74,561,520	13,142,201
Aug-21	751,696,049	663,860,009	0	0	74,667,277	13,168,763
Jul-21	760,710,061	672,742,200	0	0	74,772,643	13,195,219
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	440000246	73,537,727.82	74,223,966.38	32,000,000.00	10/05/21	3,484,536.44	1.01010	09/30/21	07/01/23	253
55	310918724	4,295,700.37	4,565,554.92	4,200,000.00	01/24/22	(112,505.86)	(0.33910)	12/31/21	08/01/23	253
Totals		77,833,428.19	78,789,521.30	36,200,000.00		3,372,030.58

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	440000246	RT	WA	05/11/20	7

COVID - Loan collateral is a +/- 579,894 square foot mall located in Silverdale, WA (32 miles from Seattle). The entire mall encompasses +/- 761,789 square feet including non-owned portions. March 2022 inspection was performed and the property was found to be in good condition with limited deferred maintenance. April 2022 financials indicate the collateral portion is 92% leased (including temp tenants). Receiver appointed 8/17/2020. Foreclosure sale occurred on

12/17/2021. Strategy is to stabilize the asset by improving in-line space occupancy, renewing existing tenants and improving collections.

55	310918724	RT	OH	12/12/18	7

The subject is a 67,450 SF retail property built in 1979, renovated in 2003 and located in North Olmsted, OH. The property was inspected 6/15/21 and found to be in good condition with some deferred maintenance. Babies R Us, the largest former tenant (65% of NRA), vacated in November 2018 and Dollar Tree (8,000 SF, 12% of NRA) vacated 12/31/19. A lease was executed in November 2021 for the anchor space totaling 43,435 SF. The lease has a 7-year term and the tenant opened for business on 4/1/22, increasing occupancy to 75%. North Olmsted is located in Cleveland's West submarket (15 miles west of the CBD). According to CoStar, the West Cleveland retail submarket totals 18.2MM SF with an average occupancy of 97.8% and average asking rental rate of $16.67/SF. T12 negative net absorption is 12.5k SF. Foreclosure occurred 9/09/19 and confirmed 1/6/2020, when the Sheriff's Deed was recorded. The strategy is to lease up and stabilize the property, then market it for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	300620033	7,251,045.34	5.68000%	7,251,045.34 5.68000%		10	06/19/20	04/05/20	07/13/20
Totals		7,251,045.34		7,251,045.34
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	470086230	08/15/14	19,500,000.00	138,570,000.00	22,986,675.01	1,668,394.51	22,986,675.01	21,318,280.50	0.00	0.00	0.00	0.00	0.00%
13	310919905	08/17/20	16,040,775.20	6,000,000.00	6,442,019.00	4,775,915.44	5,113,226.25	337,310.81	15,703,464.39	0.00	18,549.33	15,684,915.06	87.13%
23	310919386	05/17/22	8,631,652.57	4,100,000.00	8,167,995.76	2,806,718.32	7,956,953.35	5,150,235.03	3,481,417.54	0.00	0.00	3,481,417.54	33.66%
54	540919682	08/16/19	3,965,104.14	1,000,000.00	1,011,312.77	1,035,628.44	944,105.32	(91,523.12)	4,056,627.26	0.00	107,067.48	3,949,559.78	75.22%
57	416000100	11/18/20	4,135,063.72	6,000,000.00	4,389,515.06	194,818.77	4,389,515.06	4,194,696.29	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,272,595.63	155,670,000.00	42,997,517.60	10,481,475.48	41,390,474.99	30,908,999.51	23,241,509.19	0.00	125,616.81	23,115,892.38

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	470086230	08/15/14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	310919905	05/17/22	0.00	0.00	15,684,915.06	0.00	0.00	(18,549.33)	0.00	0.00	15,684,915.06
		08/17/20	0.00	0.00	15,703,464.39	0.00	0.00	15,703,464.39	0.00	0.00
23	310919386	05/17/22	0.00	0.00	3,481,417.54	0.00	0.00	3,481,417.54	0.00	0.00	3,481,417.54
54	540919682	12/17/20	0.00	0.00	3,949,559.78	0.00	(107,067.48)	0.00	0.00	0.00	4,056,627.26
		08/16/19	0.00	0.00	4,056,627.26	0.00	0.00	4,056,627.26	0.00	0.00
57	416000100	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	23,115,892.38	0.00	(107,067.48)	23,222,959.86	0.00	0.00	23,222,959.86

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	15,854.62	0.00	0.00	150,294.28	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,000.00	0.00	0.00	10,553.57	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,854.62	0.00	0.00	160,847.85	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		177,702.47

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30